Document and Entity Information	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2011 JPY (¥)
Document and Entity Information
Document Type	20-F
Amendment Flag	false
Document Period End Date	Mar. 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Entity Registrant Name	KONAMI CORP
Entity Central Index Key	0001191141
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	136,140,971